Above / below market acquired charters (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of above/below market acquired charters	$ 1,520	$ 5,956
Unamortized above market	24,244		$ 32,320
Unamortized below market	98,701		10,368
Above Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Unamortized above market	24,244		32,320
Below Market Acquired Charters [Member]
Finite-Lived Intangible Assets [Line Items]
Unamortized below market	$ 98,701		$ 10,368